Financial assets and liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 38,029	$ 62,960	$ 77,554	$ 71,318
Borrowings	(118,980)	(114,345)
Lease liabilities	(7,131)	(4,578)
Warrant liability	(13,437)	(4,647)		$ (5,426)
Net Debt	(101,519)	(60,610)
Gross debt - fixed interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(126,111)	(118,923)
Gross debt - variable interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ 0	$ 0